Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Stock-Based Compensation and Common Stock Purchase Warrants [Abstract]
Stock-Based Compensation
11. Stock-Based Compensation

The Snap Interactive, Inc. Amended and Restated 2011 Long-Term Incentive Plan (the “Plan”) permits the Company to award stock options (both incentive stock options and non-qualified stock options), stock appreciation rights, restricted shares of common stock, restricted stock units, shares of performance stock, dividend equivalent rights, and other stock-based awards and cash-based incentive awards to its employees (including an employee who is also a director or officer under certain circumstances), non-employee directors and consultants. The maximum number of shares of common stock that may be delivered pursuant to awards under the Plan is 7,500,000 shares, 100% of which may be pursuant to incentive stock options. As of September 30, 2013, there were 3,246,935 shares available for future issuance under the Plan.

Stock Options

The following table summarizes the assumptions used in the Black-Scholes pricing model to estimate the fair value of the options granted during the nine months ended September 30, 2013:

Nine Months Ended September 30, 2013
Expected volatility	258.74%
Expected life of option	6.20 Years
Risk free interest rate	1.13%
Expected dividend yield	0%

The expected life of the options is the period of time over which employees and non-employees are expected to hold their options prior to exercise.  The expected life of options has been determined using the "simplified" method as prescribed by Staff Accounting Bulletin (“SAB”) 110, which uses the midpoint between the vesting date and the end of the contractual term.  The volatility of the Company’s common stock is calculated using the Company’s historical volatilities beginning at the grant date and going back for a period of time equal to the expected life of the award.

The following table summarizes stock option activity for the nine months ended September 30, 2013:

	Number of Options	Weighted Average Exercise Price
Stock Options:
Outstanding at December 31, 2012	4,525,205	$0.97
Granted	1,330,360	0.57
Exercised	-	-
Expired or canceled, during the period	(750,000)	1.08
Forfeited, during the period	(612,500)	1.20
Outstanding at September 30, 2013	4,493,065	0.76
Exercisable at September 30, 2013	2,054,728	$0.80

At September 30, 2013, the aggregate intrinsic value of stock options that were outstanding and exercisable was $1,100,260 and $509,047, respectively.  At September 30, 2012, the aggregate intrinsic value of stock options that were outstanding and exercisable was $1,487,773 and $823,785, respectively.  The intrinsic value for stock options is calculated based on the exercise price of the underlying awards and the fair value of such awards as of the period-end date.

Stock-based compensation expense was $265,704 and $600,613 during the nine months ended September 30, 2013 and 2012, respectively.  Stock-based compensation expense was $159,208 and $145,694 during the three months ended September 30, 2013 and 2012, respectively.  We estimate potential forfeitures of stock awards and adjust recorded stock-based compensation expense accordingly.  The estimate of forfeitures is adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates.  Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock-based compensation expense that is recognized in future periods.

Non-employee stock option activity is included in the table below, but is also included in the table for stock option activity above.  The following table summarizes non-employee stock option activity for the nine months ended September 30, 2013:

	Number of Options	Weighted Average Exercise Price
Non-Employee Stock Options:
Outstanding at December 31, 2012	900,000	$1.08
Granted	50,000	0.54
Exercised	-
Expired or canceled, during the period	(750,000)	1.08
Forfeited, during the period	-
Outstanding at September 30, 2013	200,000	0.93
Exercisable at September 30, 2013	200,000	$0.93

At September 30, 2013, the aggregate intrinsic value of non-employee stock options that were outstanding and exercisable was $24,500.  At September 30, 2012, the aggregate intrinsic value of non-employee stock options that were outstanding and exercisable was $89,810.

Stock-based compensation expense relating to non-employee stock options was $129,411 and $67,568 during the nine months ended September 30, 2013 and 2012, respectively.

The following table summarizes unvested stock option activity for the nine months ended September 30, 2013:

	Number of Options	Weighted Average Grant Date Fair Value
Unvested Stock Options:
Unvested stock options outstanding at December 31, 2012	2,353,591	$0.99
Granted	1,330,360	0.57
Vested	(353,114)	0.97
Expired or canceled, during the period	(300,000)	1.21
Forfeited, during the period	(592,500)	0.90
Unvested stock options outstanding at September 30, 2013	2,438,337	$0.69

There was $1,061,360 and $1,782,664 of total unrecognized compensation expense related to unvested stock options at September 30, 2013 and 2012, respectively, which is expected to be recognized over a weighted average remaining vesting period of 3.02 and 2.48 years, respectively.

Restricted Stock Awards (“RSAs”)

The following table summarizes restricted stock award activity for the nine months ended September 30, 2013:

	Number of RSAs	Weighted Average Grant Date Fair Value
Restricted Stock Awards:
Outstanding at December 31, 2012	5,175,000	$0.68
Granted	5,630,000	0.53
Vested	-
Forfeited, during the period	-
Outstanding at September 30, 2013	10,805,000	$0.60

These restricted stock awards have voting rights, but are not transferable and are not considered outstanding as of September 30, 2013 since the awards had not vested.  Accordingly, 10,805,000 shares were recorded as issued but not outstanding on the Company’s Condensed Consolidated Balance Sheet at September 30, 2013.

At September 30, 2013, there was $5,534,038 of total unrecognized compensation expense related to unvested restricted stock awards, which is expected to be recognized over a weighted average period of 5.87 years.  At September 30, 2012, there was $2,884,673 of total unrecognized compensation expense related to unvested restricted stock awards, which is expected to be recognized over a weighted average period of 9.19 years.

Stock-based compensation expense relating to restricted stock awards was $609,265 and $235,495 for the nine months ended September 30, 2013 and 2012, respectively.  Stock-based compensation expense relating to restricted stock awards was $270,692 and $80,621 for the three months ended September 30, 2013 and 2012, respectively.

11. Stock-Based Compensation

The Plan was adopted effective May 24, 2011, and subsequently amended and restated in its entirety on October 21, 2011.  The Plan permits the Company to award grants of stock options (both incentive stock options and non-qualified stock options), stock appreciation rights, restricted shares of common stock, restricted stock units, performance stock, dividend equivalent rights, and other stock-based awards and cash-based incentive awards to its employees (including an employee who is also a director or officer), non-employee directors and consultants.  The maximum number of shares of common stock that may be delivered pursuant to awards granted under the Plan is 7,500,000 shares, of which 100% may be delivered pursuant to incentive stock options.  As of December 31, 2013, there were 3,400,210 shares available for future issuance under the Plan.

Stock Options

The following table summarizes the weighted average values of the assumptions used in the Black-Scholes pricing model to estimate the fair value of the options granted during the year ended December 31, 2013:

Expected volatility	246.4%
Expected life of option	6.13 Years
Risk free interest rate	1.25%
Expected dividend yield	0.0%

The expected life of the option awards is the period of time over which employees and non-employees are expected to hold their options prior to exercise.  The expected life of options has been determined using the "simplified" method as prescribed by SAB 110, an amendment to SAB 107, which uses the midpoint between the vesting date and the end of the contractual term.  The volatility of the Company’s common stock is calculated using the company’s historical volatilities beginning at the grant date and going back for a period of time equal to the expected life of the award.

The following table summarizes stock option activity for the year ended December 31, 2013:

	Number of Options	Weighted Average Exercise Price
Stock Options:
Outstanding at December 31, 2012	4,525,205	$0.97
Granted	1,684,960	0.58
Exercised	(150,000)	0.08
Expired or canceled, during the period	(580,000)	1.07
Forfeited, during the period	(1,350,375)	1.26
Outstanding at December 31, 2013	4,129,790	0.74
Exercisable at December 31, 2013	2,241,353	$0.78

At December 31, 2013, the aggregate intrinsic value of stock options that were outstanding and exercisable was $9,100 and $9,100, respectively.  At December 31, 2012, the aggregate intrinsic value of stock options that were outstanding and exercisable was $1,807,362 and $1,179,516, respectively.  The intrinsic value for stock options is calculated based on the exercise price of the underlying awards and the fair value of such awards as of the period-end date.

Stock-based compensation expense was $414,501 and $814,996 during the years ended December 31, 2013 and 2012, respectively.

Non-employee stock option activity is broken out for disclosure purposes below, but is included in total stock option activity on the previous page.  The following table summarizes non-employee stock option activity for the year ended December 31, 2013:

	Number of Options	Weighted Average Exercise Price
Non-employee Stock Options:
Outstanding at December 31, 2012	900,000	$1.08
Granted	50,000	0.54
Forfeited, during the period	(300,000)	1.21
Expired or canceled, during the period	(450,000)	1.00
Outstanding at December 31, 2013	200,000	0.93
Exercisable at December 31, 2013	200,000	$0.93
At December 31, 2013, the aggregate intrinsic value of non-employee stock options that were outstanding and exercisable was $0.  At December 31, 2012, the aggregate intrinsic value of non-employee stock options that were outstanding and exercisable was $152,500 and $137,500, respectively

Stock-based compensation expense relating to non-employee stock options was $129,411 and $115,178 during the years ended December 31, 2013 and 2012, respectively.

The following table summarizes unvested stock option activity for the year ended December 31, 2013:

	Number of Options	Weighted Average Grant Date Fair Value
Unvested Stock Options:
Unvested stock options outstanding at December 31, 2012	2,353,591	$0.99
Granted	1,684,960	0.57
Vested	(799,739)	0.80
Forfeited, during the period	(1,350,375)	0.90
Unvested stock options outstanding at December 31, 2013	1,888,437	$0.57

There was $1,044,158 and $1,846,201 of total unrecognized compensation expense related to unvested stock options at December 31, 2013 and 2012, respectively, which is expected to be recognized over a weighted average remaining vesting period of 2.85 and 2.58 years, respectively.

At December 31, 2013, there was no unrecognized compensation expense related to unvested non-employee stock options. At December 31, 2012, there was $419,206 of total unrecognized compensation expense related to unvested non-employee stock options, which is expected to be recognized over a weighted average period of 1.57 years.

Restricted Stock Awards

The following table summarizes restricted stock award activity for the year ended December 31, 2013:

	Number of RSAs	Weighted Average Grant Date Fair Value
Restricted Stock Awards:
Outstanding at December 31, 2012	5,175,000	$0.61
Granted	5,730,000	0.52
Vested	(50,000)	0.61
Outstanding at December 31, 2013	10,855,000	$0.56

At December 31, 2013, there was $4,930,101 of total unrecognized compensation expense related to unvested restricted stock awards, which is expected to be recognized over a weighted average period of 8.34 years.  At December 31, 2012, there was $3,169,203 of total unrecognized compensation expense related to unvested restricted stock awards, which is expected to be recognized over a weighted average period of 9.00 years.
Stock-based compensation expense relating to restricted stock awards was $849,132 and $314,964 for the years ended December 31, 2013 and 2012, respectively.

Non-employee restricted stock award activity is broken out for disclosure purposes below, but is included in total stock option activity on the previous table.  The following table summarizes non-employee stock option activity for the year ended December 31, 2013:

	Number of RSAs	Weighted Average Grant Date Fair Value
Non-Employee:
Outstanding at December 31, 2012	925,000	$0.80
Granted	250,000	0.74
Vested	(50,000)	0.61
Outstanding at December 31, 2013	1,125,000	$0.42

At December 31, 2013, there was $402,724 of total unrecognized compensation expense related to non-employee unvested restricted stock awards, which is expected to be recognized over a weighted average period of 8.05 years.

Stock-based compensation expense relating to non-employee restricted stock awards was $54,721 for the year ended December 31, 2013.